United States Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  06/30/99

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Bremer Trust, National Association
              4150 - 2nd St. S., P.O. Box 986
              St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   David J. Erickson
Title:                  Vice President, Investments
Phone:                  (320) 255-7174

Signature, Place and Date of Signing:

/s/ David J. Erickson-V.P. Investments     St. Cloud, MN          8/16/99
--------------------------------------     -----------------     ------------
[Signature]                                [City, State]         [Date]

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                   127

Form 13F Information Table Value Total:                              $215,619
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None

Page 1 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
ADC Telecommunications           Com  000886101  320      6725    4500              1500             6725
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

AFLAC Inc                        Com  001055102  2261     49,398  49174   224                        49398
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Abbott Labs                      Com  002824100  539      12,460  11,860                             12,460
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

AT & T Corp                      Com  001957109  3004     55,526  52,293  67        3166             55,376            150
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

AEGON NV                         ADR  007924103  1298     16,963  16,963                             16,963
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

AirTouch Communications          Com  00949T100  335      3127    2,578   100       449              3127
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Albertsons Inc                   Com  013104104  805      15,100  14,500                             15,100
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Alltel Corp                      Com  020039103  952      12,909  12,909                             12909
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

American Home Prods Corp         Com  026609107  294      5500    4100                               5100
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

American Int'l Group Inc         Com  026874107  2883     24957   22813                              24957
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

American Pwr Conversion Corp     Com  029066107  2048     104094  101894  200                        102094
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Ameritech Corp New               Com  030954101  1564     22504   21504             800              22504
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Alcoa                            Com  013817101  466      7200    7200                               7200
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Allstate                         Com  020011101  368      9562    9562                               9562
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

AON Corp                         Com  037389103  512      11945   11945                              11945
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

ARCADIA Fin Ltd                  Com  039101100  87       10500   5000              5500             10500
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 2 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
ATMEL Corp                       Com  049513104  2123     82700   80200                              82700
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Avon Products Inc                Com  054303102  896      16600   16400   200                        16600
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

BP Anoco PLC                     ADR  055622104  1077     9789    9789                               9789

-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
BankOne Corp                     Com  06423A103  1683     29682   27438                              28869

-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Bell Atlantic Corp               Com  077853109  447      7512    7112              400              7512

-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Bellsouth Corp                   Com  079860102  498      10778   10678                              10778

-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Best Foods                       Com  08658U101  893      18000   18000                              18000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Blackrock 20001 Term Trust Inc   Com  092477108  115      11500   11500                              11500
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Boeing Co                        Com  097023105  1408     32518   32018             200              32518
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Boston Scientific Corp           Com  101137107  2705     62982   60700             200              62300             682
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Bristol Myers Squibb Co          Com  110122108  741      11128   6316              2112             11128
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Burlington Resource              Com  122014103  236      5379    2515                               5379
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

CBS Corp                         Com  12490K107  1534     36225   33685             2165             36225
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Carnival Corp                    Com  143658102  3164     67450   64950                              64950
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Chevron Corp                     Com  166751107  840      8750    8650                               8750
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Cisco Systems Inc                Com  17275R102  5327     83808   81320   186                        83808
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Citigroup Inc                    Com  172967101  1092     23489   21559             645              23489
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Coca-Cola                        Com  191216100  876      13735   8857              2450             12535             1200
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Cognos Inc                       Com  1924C109   761      35000   35000                              35000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 3 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Colgate Palmolive Co             Com  194162103  1561     15700   14900                              15700
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Computer Assoc Int'l Inc         Com  204912109  1048     19700   19700                              19700
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Consolidated Edison Inc          Com  209115104  241      5017    5017                               5017
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Consolidated National Gas Co     Com  209615103  240      4000    1600              2400             4000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dain Rauscher                    Com  233856103  212      4556                      4556             4556
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dayton Hudson Corp               Com  239753106  2768     44120   43190                              44120
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Deere & Co                       Com  244199105  640      16710   16660                              16710
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dell Computer Corp               Com  247025109  366      10570   6160    184       1470             10570
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Disney Walt Co                   Com  254687106  2198     73078   69223   150       165              73078
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dotronix                         Com  258564103  12       14553   14553                              14553
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dover Corp                       Com  260003108  1224     32900   32900                              32900
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Dupont EI DeNemours & Co         Com  263534109  376      5332    4430              402              5332
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Ecolab Inc                       Com  278865100  491      11280   11080                              11280
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

El Paso Energy Corp Del          Com  283905107  767      21642   21310                              21642
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Emerson Electric Co              Com  291011104  1304     19984   19784                              19984
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Enron Corp                       Com  293561106  2246     27886   27686                              27886
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Equifax Inc                      Com  294429105  1058     30200   30200                              30200
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 4 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Exxon Corp                       Com  302290101  2288     27853   20359   50        1664             25853             2000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

FPL Group Inc                    Com  302571104  238      4134    4134                               4134
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Federal Home Ln Mtg Corp         Com  313400301  2040     35690   33680                              34190
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Federal Nat'l Mtg Assn           Com  313586109  897      13275   12155                              13275
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

First Data Corp                  Com  319963103  1144     23642   23642                              23642
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Firstar Corp                     Com  33763V109  22246    829773  5736    822897                     829773
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Fleet Financial                  Com  338915101  397      10000   10000                              10000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Fluor Corp                       Com  343861100  378      9350    9350                               9350
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Ford Motor Co Del                Com  345370100  305      5770    4000              1620             5620              150
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

G & K Services Inc               CLA  361268105  199      4250    4000                               4250
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

GTE Corp                         Com  362320103  479      6916    5976              640              6916
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Gap Inc Del                      Com  364760108  508      11136   9674                               11136
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

General Electric Co              Com  369604103  4836     44301   40231   60        1600             44301
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Gillette Co                      Com  375766102  1210     27248   25962   64                         27248
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

WW Grainger                      Com  384802104  256      4600    4400                               4600
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Health Fitness Corp              Com  42217V102  15       30000                     30000            30000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Hewlett Packard                  Com  428236103  1838     19235   17350             185              19235
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

I-Link  Inc                      Com  449927102  38       10000   10000                              10000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

IMS Health Inc                   Com  449934108  1635     53600   53600                              53600
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 6 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Infousa Inc                      CLA  456818103  59       11000                                      11000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Ingersoll Rand Co                Com  456866102  4266     64087   41419                              64087
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Intel Corp                       Com  458140100  4207     73764   61816   200       5416             72267
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

International Business Machs     Com  459200101  1692     14600   11700             1860             14360             240
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Interpublic Group Cos Inc        Com  460690100  1924     22720   22720             22720            22720
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Intimate Brand Inc               CLA  461156101  1423     30000   29000                              30000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Johnson & Johnson                Com  478160104  630      6950    5450    100                        6950
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Keycorp New                      Com  493267108  1169     35835   35835                              35835
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Kimberly Clark Corp              Com  494368103  1373     24000   24000                              24000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Lucent Technologics Inc          Com  549463107  3540     56734   50630   200       920              54331             904
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

MBIA Inc                         Com  55262C100  1070     16550   16550                              16550
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

MCI Worldcom Inc                 Com  55268B106  3000     34149   30674   100                        34149
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

McDonalds Corp                   Com  580135101  3148     75878   74478                              75878
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Mediaone Group Inc               Com  58440J104  346      4800    2890              300              4800
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Medtronic Inc                    Com  585055106  5908     79856   66817   75        4206             79736             120
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Merck & Co Inc                   Com  589331107  2872     41142   39460   62        200              41142
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Microsoft Corp                   Com  594918104  3523     41803   39317   66        1570             41803
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Minnesota Mng & Mrg Co           Com  604059105  1343     14954   10821             1758             14954
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 6 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Minnesota Power                  Com  604110106  303      14497   13543             954              14497
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Mobil Corp                       Com  607059102  28600    27842   25880                              27842
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Monsanto Co                      Com  611662107  881      21350   21350                              21350
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Morgan Stanley/Dean Witter & Co  Com  617446448  373      4241    4026                               4241
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Mylan Labs Inc                   Com  628530107  1229     46225   46225                              46225
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

National Data Corp               Com  635621105  1042     23800   23800                              23800
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Northern Sts Pwr Co Minn         Com  665772109  1248     48319   40521   4696      2502             48319
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Novell                           Com  670006105  1466     57070   57070                              57070
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

OfficeMax                        Com  64622M108  180      16900   16900                              16900
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Oracle Corp                      Com  68389X105  1405     43015   41587                              41587
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Pepsi-Cola Inc                   Com  713448108  1882     50669   46769             1800             50669
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Pfizer Inc                       Com  717081103  1789     17085   15985   50                         17085
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Providian Finl Corp              Com  74406A102  2905     33664   33564                              33664
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

SBC Communication Inc            Com  78387G103  710      12962   11047                              12962
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Safeskin Corp                    Com  786454108  615      51200   51200                              51200
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

St. Paul Cos Inc                 Com  792860108  735      21726   17444             282              17726             4000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Saks Inc                         Com  79377W108  6051     225485  39507             1592             72748             152737
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Sciclone Pharm                   Com  80862K104  35       25000                     25000                              25000
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Sears Roebuck & Co               Com  812387108  255      5158    5128                               5158
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 7 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Service Master Co                Com  81760N109  560      31761   31761                              31761
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Southern Co                      Com  842587107  402      14224   13599                              14224
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Sprint Corp                      Com
                                 Fon  852061000  4504     84776   84766                              84776
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Sprint Corp                      PCS
                                 Com
                                 Serl 852061506  1098     21444   21444                              21444
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Sterling Software                Com  859547101  1189     45370   44300             1000             45370
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Textron Inc                      Com  883203101  802      9600    9600                               9600
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

3 Com Corp                       Com  885535104  741      28225   27525                              28225
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Tricon Global Restaurants        Com  895953107  336      6715    6385              180              6715
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Tyco Int'l Ltd New               Com  902124106  472      5300    5200                               5300
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Unit Corp                        Com  909218109  145      20575   4987                               20575
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

UST Inc                          Com  902900109  800      25500                     25500            25500
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

US Bancorp Del                   Com  902973106  1512     46783   33828             9205             46783
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

US West Inc New                  Com  91273H101  393      7005    5052              300              7005
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Wal-Mart Stores Inc              Com  931142103  2855     62295   57220   300                        59770             1525
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Walgreen Co                      Com  931422109  1784     63700   63500   200                        63700
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Warner-Lambert Co                Com  934488107  200      3249    3084    65        100              3249
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Waste Mgmt Inc                   Com  94106L109  337      5959    5959                               5959
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Wells Fargo & Co                 Com  94974b101  2052     49460   39625             2400             49460
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------

Page 8 of 8       Name of Reporting Manager: Bremer Trust, N.A.

    COLUMN 1                COLUMN 2  COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6           COLUMN 7     COLUMN 8
                                                 Fair
                                                Market
                             Title of   CUSIP   Value                                        Other
 Name of Issuer               Class     Number  (000) # of Shares   Investment Discretion    Managers Voting Authority (Shares)
                                                                                   (c) Shared
                                                                (a) Sole (b) Shared  Other         (a) Sole (b) Shared (c) None
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------
Weyerhauser Co                   Com  962166104  379      5305    5305                               5305
-------------------------------  ---  ---------  -------  ------  -----  ---------  -------  ------  -----  ---------  --------